Revenues from contracts with customers - Summary of disaggregation of revenue from contracts with customers (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 1,095	$ 424	$ 440
Product [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	1,013	159	268
Product [Member] | Europe Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	952	47	159
Product [Member] | Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	5	5	3
Product [Member] | Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	56	107	106
Service [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	82	265	172
Service [Member] | Europe Middle East and Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	2
Service [Member] | Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	77	$ 265	169
Service [Member] | Asia Pacific [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenue	$ 3		$ 3